Financial Instruments - Summary of Credit Risk Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning	$ 63	$ 44	$ 59
Translation differences	2	(1)	(3)
Impairment loss recognized/(reversed)	5	20	(7)
Write offs	(1)		(5)
Balance at the end	$ 69	$ 63	$ 44